Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	26.51%	12.00%		14.04%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	26.85%	12.30%		14.34%
Supra Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class
Average Annual Return, Percent	26.93%	12.39%	15.13%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Average Annual Return, Percent	22.15%	15.00%		13.15%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent	12.95%	11.73%		10.78%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Average Annual Return, Percent	22.15%	15.00%		13.15%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent	12.95%	11.73%		10.78%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Average Annual Return, Percent	22.15%	15.00%	14.30%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent	12.95%	11.73%	11.70%